Income Tax Expense	12 Months Ended
Dec. 31, 2022
Income Tax Expense
Income Tax Expense

12.Income Tax Expense

	2022	2021	2020
	$’000	$'000	$'000

Current taxes on income	108,842	91,692	95,107
Deferred income taxes (note 16)	(182,295)	(73,712)	74,722
Total taxes	(73,453)	17,980	169,829

Reconciliation of effective tax charge
Loss before income tax	(543,850)	(8,141)	(152,853)

Tax calculated at domestic tax rates applicable to profits in respective countries	(193,607)	(4,433)	(66,049)
Tax effects of:
Tax incentives and income not subject to taxation	(25,183)	(46,175)	(34,932)
Expenses not deductible for tax purposes	93,687	76,059	82,662
Movement in deferred tax assets not recognized	79,477	74,084	181,403
Change in tax base*	(74,291)	(86,184)	—
Prior year (under)/over provision	(562)	6,636	478
Goodwill impairment	40,937	—	—
Withholding tax on distributable profits	5,967	—	—
Other profit‑related taxes	—	5,239	876
Foreign tax credit	—	—	(3,570)
Effects of changes in tax rates**	(4,845)	(5,272)	—
Non-deductible share-based payment expense	—	1,441	1,082
Foreign exchange effects and other differences	4,967	(3,415)	7,879
Total taxes	(73,453)	17,980	169,829

Current income tax receivables	1,174	128	—
Current income tax payables	(70,008)	(68,834)	(48,703)
	(68,834)	(68,706)	(48,703)

* Effect of change in tax base of assets in Brazil following the legal merger of acquired businesses and group holding entities in 2022 and 2021.

** The rate of Education Tax, a component of the income tax charge in Nigeria, increased from 2% to 2.5% with effect from the year ended December 31, 2021. The rate applicable to deferred tax decreased from 40% to 35% in Zambia and from 28% to 27% in South Africa with effect from the year ended December 31, 2022.

The movement in the current income tax is as follows:
At beginning of year	(68,706)	(48,703)	(30,140)
Additions through business combination (note 31)	—	(3,434)	(1,538)
Charged to profit or loss	(108,842)	(91,692)	(95,107)
Paid during the year	51,245	29,147	14,540
Withholding tax netting off	54,878	45,849	59,986
Exchange difference	2,591	127	3,556
At end of year	(68,834)	(68,706)	(48,703)

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable profits, any deferred tax assets are only recognized to the extent they are expected to reverse in a period when they will be offset by expected reversals in deferred tax liabilities. Refer to note 16 for deferred income tax.